Share capital and share based payments - Disclosure of Terms and Conditions of Other Equity Instruments (Details)																		12 Months Ended
	Dec. 12, 2022 EUR (€) shares € / shares	Oct. 03, 2022 EUR (€) shares € / shares	Feb. 12, 2022 EUR (€) shares € / shares	Oct. 01, 2021 EUR (€) shares € / shares	Jul. 22, 2021 EUR (€) shares € / shares	Aug. 05, 2020 EUR (€) shares € / shares	Jul. 13, 2020 EUR (€) shares € / shares	Nov. 04, 2019 EUR (€) shares € / shares	Jul. 03, 2019 EUR (€) shares € / shares	Apr. 29, 2019 EUR (€) shares € / shares	Jan. 14, 2019 EUR (€) shares € / shares	Nov. 20, 2018 EUR (€) shares € / shares	Jul. 03, 2018 EUR (€) shares € / shares	Apr. 03, 2018 EUR (€) shares € / shares	Sep. 20, 2017 EUR (€) shares € / shares	Dec. 30, 2016 EUR (€) shares € / shares	Oct. 21, 2016 EUR (€) shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																	1 year
Non transferability period (in years)																	2 years
Number of free shares granted (in shares) | shares																	2,000	2,000	2,000	2,000
Share entitlement per free share (in shares) | shares																	130
Grant date share fair value (in EUR per share) | € / shares																	€ 10.87
Expected dividends | €																	€ 0
Expected turnover (yearly basis)																	5.00%
Volatility																	40.00%
Fair value per AGA (in EUR per share) | € / shares																	€ 911
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																	1 year
Non transferability period (in years)																	2 years
Number of free shares granted (in shares) | shares																	2,486	2,486	2,486	2,486
Share entitlement per free share (in shares) | shares																	130
Grant date share fair value (in EUR per share) | € / shares																	€ 10.87
Expected dividends | €																	€ 0
Expected turnover (yearly basis)																	5.00%
Volatility																	40.00%
Fair value per AGA (in EUR per share) | € / shares																	€ 911
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																	3 years
Number of free shares granted (in shares) | shares																	50,000	50,000	50,000	50,000
Share entitlement per free share (in shares) | shares																	1
Grant date share fair value (in EUR per share) | € / shares																	€ 10.87
Expected dividends | €																	€ 0
Expected turnover (yearly basis)																	0.00%
Volatility																	0.00%
Fair value per AGA (in EUR per share) | € / shares																	€ 10.55
AGA Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																	1 year
Non transferability period (in years)																	2 years
Number of free shares granted (in shares) | shares																	99,932
Share entitlement per free share (in shares) | shares																	1
Grant date share fair value (in EUR per share) | € / shares																	€ 10.87
Expected dividends | €																	€ 0
Expected turnover (yearly basis)																	5.00%
Volatility																	0.00%
Fair value per AGA (in EUR per share) | € / shares																	€ 10.55
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																	1 year
Non transferability period (in years)																	2 years
Number of free shares granted (in shares) | shares																	3,000	3,000	3,000	3,000
Share entitlement per free share (in shares) | shares																	111
Grant date share fair value (in EUR per share) | € / shares																	€ 12.73
Expected dividends | €																	€ 0
Expected turnover (yearly basis)																	9.00%
Volatility																	40.00%
Fair value per AGA (in EUR per share) | € / shares																	€ 956
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																3 years
Number of free shares granted (in shares) | shares																250,000		250,000	250,000	250,000
Share entitlement per free share (in shares) | shares																1
Grant date share fair value (in EUR per share) | € / shares																€ 12.73
Expected dividends | €																€ 0
Expected turnover (yearly basis)																0.00%
Volatility																0.00%
Fair value per AGA (in EUR per share) | € / shares																€ 14.61
AGA Employees 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																1 year
Non transferability period (in years)																2 years
Number of free shares granted (in shares) | shares																149,943
Share entitlement per free share (in shares) | shares																1
Grant date share fair value (in EUR per share) | € / shares																€ 12.73
Expected dividends | €																€ 0
Expected turnover (yearly basis)																5.00%
Volatility																0.00%
Fair value per AGA (in EUR per share) | € / shares																€ 10.55
AGA Bonus 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)															1 year
Non transferability period (in years)															1 year
Number of free shares granted (in shares) | shares															114,500
Share entitlement per free share (in shares) | shares															1
Grant date share fair value (in EUR per share) | € / shares															€ 5.52
Expected dividends | €															€ 0
Expected turnover (yearly basis)															4.00%
Volatility															55.00%
Fair value per AGA (in EUR per share) | € / shares															€ 5.83
AGA Employee 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														1 year
Non transferability period (in years)														1 year
Number of free shares granted (in shares) | shares														28,556				114,500	114,500	114,500
Share entitlement per free share (in shares) | shares														1
Grant date share fair value (in EUR per share) | € / shares														€ 10.90
Expected dividends | €														€ 0
Expected turnover (yearly basis)														0.00%
Volatility														0.00%
Fair value per AGA (in EUR per share) | € / shares														€ 10.30
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														1 year
Non transferability period (in years)														2 years
Number of free shares granted (in shares) | shares														5,725
Share entitlement per free share (in shares) | shares														100
Grant date share fair value (in EUR per share) | € / shares														€ 5.52
Expected dividends | €														€ 0
Expected turnover (yearly basis)														5.00%
Volatility														55.00%
Fair value per AGA (in EUR per share) | € / shares														€ 90
AGAP Management 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														1 year
Non transferability period (in years)														2 years
Number of free shares granted (in shares) | shares														2,400
Share entitlement per free share (in shares) | shares														100
Grant date share fair value (in EUR per share) | € / shares														€ 5.52
Expected dividends | €														€ 0
Expected turnover (yearly basis)														11.00%
Volatility														55.00%
Fair value per AGA (in EUR per share) | € / shares														€ 90
AGA Bonus 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)													1 year
Non transferability period (in years)													1 year
Number of free shares granted (in shares) | shares													67,028
Share entitlement per free share (in shares) | shares													1
Grant date share fair value (in EUR per share) | € / shares													€ 5.06
Expected dividends | €													€ 0
Expected turnover (yearly basis)													0.00%
Volatility													0.00%
Fair value per AGA (in EUR per share) | € / shares													€ 4.69
AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												3 years
Number of free shares granted (in shares) | shares												327,500
Share entitlement per free share (in shares) | shares												1
Grant date share fair value (in EUR per share) | € / shares												€ 8.00
Expected dividends | €												€ 0
Expected turnover (yearly basis)												4.00%
Volatility												45.00%
Fair value per AGA (in EUR per share) | € / shares												€ 3.81
AGA Perf Management 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												3 years
Number of free shares granted (in shares) | shares												260,000
Share entitlement per free share (in shares) | shares												1
Grant date share fair value (in EUR per share) | € / shares												€ 8.00
Expected dividends | €												€ 0
Expected turnover (yearly basis)												10.00%
Volatility												45.00%
Fair value per AGA (in EUR per share) | € / shares												€ 3.81
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)										3 years
Number of free shares granted (in shares) | shares										25,000								25,000	25,000	25,000
Share entitlement per free share (in shares) | shares										1
Grant date share fair value (in EUR per share) | € / shares										€ 5.74
Expected dividends | €										€ 0
Expected turnover (yearly basis)										10.00%
Volatility										0.00%
Fair value per AGA (in EUR per share) | € / shares										€ 5.74
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)											1 year
Non transferability period (in years)											1 year
Number of free shares granted (in shares) | shares											90,650							67,028	67,028	67,028
Share entitlement per free share (in shares) | shares											1
Grant date share fair value (in EUR per share) | € / shares											€ 7.31
Expected dividends | €											€ 0
Expected turnover (yearly basis)											4.03%
Fair value per AGA (in EUR per share) | € / shares											€ 7.31
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)									1 year
Non transferability period (in years)									1 year
Number of free shares granted (in shares) | shares									57,376									57,376	57,376	57,376
Share entitlement per free share (in shares) | shares									1
Grant date share fair value (in EUR per share) | € / shares									€ 5.90
Expected dividends | €									€ 0
Expected turnover (yearly basis)									0.00%
Volatility									0.00%
Fair value per AGA (in EUR per share) | € / shares									€ 5.72
AGA Perf Employees 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)								3 years
Number of free shares granted (in shares) | shares								546,700
Share entitlement per free share (in shares) | shares								1
Grant date share fair value (in EUR per share) | € / shares								€ 3.13
Expected dividends | €								€ 0
Expected turnover (yearly basis)								10.00%
Volatility								45.00%
Fair value per AGA (in EUR per share) | € / shares								€ 3.13
AGA Perf Management 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)								3 years
Number of free shares granted (in shares) | shares								355,000
Share entitlement per free share (in shares) | shares								1
Grant date share fair value (in EUR per share) | € / shares								€ 3.13
Expected dividends | €								€ 0
Expected turnover (yearly basis)								10.00%
Volatility								45.00%
Fair value per AGA (in EUR per share) | € / shares								€ 3.13
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)							1 year
Non transferability period (in years)							1 year
Number of free shares granted (in shares) | shares							79,861											79,861	79,861	79,861
Share entitlement per free share (in shares) | shares							1
Grant date share fair value (in EUR per share) | € / shares							€ 6.40
Expected dividends | €							€ 0
Expected turnover (yearly basis)							0.00%
Volatility							0.00%
Fair value per AGA (in EUR per share) | € / shares							€ 6.40
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)						3 years 6 months
Number of free shares granted (in shares) | shares						769,202												766,650	766,650	766,650
Share entitlement per free share (in shares) | shares						1
Grant date share fair value (in EUR per share) | € / shares						€ 2.94
Expected dividends | €						€ 0
Expected turnover (yearly basis)						10.00%
Volatility						45.00%
Fair value per AGA (in EUR per share) | € / shares						€ 2.94
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)						3 years 6 months
Number of free shares granted (in shares) | shares						710,000												710,000	710,000	710,000
Share entitlement per free share (in shares) | shares						1
Grant date share fair value (in EUR per share) | € / shares						€ 2.94
Expected dividends | €						€ 0
Expected turnover (yearly basis)						10.00%
Volatility						45.00%
Fair value per AGA (in EUR per share) | € / shares						€ 2.94
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)					1 year
Non transferability period (in years)					1 year
Number of free shares granted (in shares) | shares					125,748													125,748	125,748
Share entitlement per free share (in shares) | shares					1
Grant date share fair value (in EUR per share) | € / shares					€ 3.43
Expected dividends | €					€ 0
Expected turnover (yearly basis)					0.00%
Volatility					0.00%
Fair value per AGA (in EUR per share) | € / shares					€ 3.43
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)				3 years 6 months
Number of free shares granted (in shares) | shares				1,066,600														1,066,600	1,066,600
Share entitlement per free share (in shares) | shares				1
Grant date share fair value (in EUR per share) | € / shares				€ 1.76
Expected dividends | €				€ 0
Expected turnover (yearly basis)				13.32%
Volatility				50.00%
Fair value per AGA (in EUR per share) | € / shares				€ 1.76
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)				3 years 6 months
Number of free shares granted (in shares) | shares				610,000														610,000	610,000
Share entitlement per free share (in shares) | shares				1
Grant date share fair value (in EUR per share) | € / shares				€ 1.76
Expected dividends | €				€ 0
Expected turnover (yearly basis)				13.32%
Volatility				50.00%
Fair value per AGA (in EUR per share) | € / shares				€ 1.76
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares) | shares			138,960															138,960
Share entitlement per free share (in shares) | shares			1
Grant date share fair value (in EUR per share) | € / shares			€ 4.10
Expected dividends | €			€ 0
Expected turnover (yearly basis)			0.00%
Volatility			0.00%
Fair value per AGA (in EUR per share) | € / shares			€ 4.10
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)		1 year
Number of free shares granted (in shares) | shares		128,061																128,061
Share entitlement per free share (in shares) | shares		1
Grant date share fair value (in EUR per share) | € / shares		€ 3.89
Expected dividends | €		€ 0
Expected turnover (yearly basis)		0.00%
Volatility		0.00%
Fair value per AGA (in EUR per share) | € / shares		€ 3.89
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)	3 years 1 month 6 days
Number of free shares granted (in shares) | shares	1,371,500																	1,371,500
Share entitlement per free share (in shares) | shares	1
Grant date share fair value (in EUR per share) | € / shares	€ 1.39
Expected dividends | €	€ 0
Expected turnover (yearly basis)	10.50%
Volatility	50.00%
Fair value per AGA (in EUR per share) | € / shares	€ 1.39
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)	3 years 1 month 6 days
Number of free shares granted (in shares) | shares	550,000																	550,000
Share entitlement per free share (in shares) | shares	1
Grant date share fair value (in EUR per share) | € / shares	€ 1.39
Expected dividends | €	€ 0
Expected turnover (yearly basis)	10.50%
Volatility	50.00%
Fair value per AGA (in EUR per share) | € / shares	€ 1.39